Convertible notes, at fair value (Details)																															1 Months Ended			2 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 22, 2026 USD ($) $ / shares	Jun. 18, 2026 USD ($)	Jun. 08, 2026 USD ($)	May 31, 2026 USD ($) shares	Feb. 23, 2026 USD ($) $ / shares shares	Jan. 15, 2026 USD ($)	Dec. 18, 2025 USD ($)	Oct. 29, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($) $ / shares shares	Sep. 03, 2025 USD ($) shares	Aug. 28, 2025 USD ($) shares	May 30, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 20, 2025 USD ($) Installment	Nov. 26, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) Installment $ / shares	Aug. 08, 2024 USD ($) shares	Jul. 03, 2024	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) tradingday $ / shares	Jun. 25, 2024 USD ($) tradingdays $ / shares	Jun. 24, 2024 USD ($) $ / shares	Nov. 21, 2023 USD ($) $ / shares	Nov. 29, 2021 USD ($)	Oct. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) tradingday $ / shares shares	Nov. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) tradingday $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) tradingdays $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 11, 2025 USD ($)	Oct. 30, 2025 USD ($)	Oct. 28, 2025 shares	Oct. 18, 2025 USD ($)	Apr. 04, 2025 $ / shares shares	Dec. 31, 2023 shares	Oct. 05, 2022 USD ($)
Convertible notes, at fair value (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																																										$ 160
Outstanding balance, percentage																																		115.00%								115.00%
Liquidated damages																																										$ 5,000
Number of trading days | tradingdays																																										10
Gain (loss) on debt conversion																												$ 155,565														$ (238,020)
Original discount																																										8,696
Loss on extinguishment of debt						$ 181,501																							$ 42,394	$ 79,163										$ 0	$ (126,125)	$ (221,202)	$ (645,979)
Aggregate shares (in Shares) | shares																																										60,988
Shares issued																																										$ 0	325,279
Interest amount																																				$ 0				0
Fair value																																				$ 175,141		$ 154,825		$ 32,101	1,416,296	$ 1,450,271	$ (6,176,097)
Annual fixed rate percentage																																				15.00%				15.00%
Common stock issued shares (in Shares) | shares											6,250																							1,250		695,998			1,250	695,998		414,914	203,715			6,250
Common stock at a price (in Dollars per share) | $ / shares																												$ 0.0001								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Debt Instrument, Periodic Payment																																										$ 250,000
Maximum reset of conversion price (in Dollars per share) | $ / shares																													$ 160
Outstanding principal amount										$ 304,288
Accrued interest expense																																				$ 338,594				$ 338,594			$ 558,358
Period of guaranteed interest payment																					18 months
Accounts payable and accrued liabilities																																				305,000				305,000
Interest expense																																				$ 9,237				$ 9,237
Warrants issued during period (in Shares) | shares																																								0		368,853	9,259
Exercise price of warrants (in Dollars per share) | $ / shares																												920								$ 625.01				$ 625.01		$ 266.4	$ 772
Warrants and commitment shares issued (in Shares) | shares																																	1,250
Floor price (in Dollars per share) | $ / shares																													100
If stock Price Drops Below 2 Dollars [Member]
Convertible notes, at fair value (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 160
Exchange Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																												$ 800
Loss on extinguishment of debt																				$ 98,050
Shares issued																				664,790											$ 1,289,840
Interest amount																																						30,475			60,950
Fair value																																						22,739			986,636
Annual fixed rate percentage																												8.00%
Share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																												$ 800
Threshold percentage																												95.00%
Maximum reset of conversion price (in Dollars per share) | $ / shares																												$ 160
Common stock issue percent																																					95.00%
Minimum conversion price to make amortization payment (in Dollars per share) | $ / shares																																					$ 160
Outstanding principal amount										$ 304,288					$ 500,000					$ 566,740											$ 1,219,516
Shares issued in debt settlement or conversion (in Shares) | shares										7,500					3,198					2,672											20,922
Percentage discount on VWAP																				5.00%
Accrued interest expense										$ 137,057					$ 11,693																$ 34,959
Debt conversion, fair value										450,000					$ 512,693																34,541
Default interest expense										13,712
ADI Funding Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Percentage of interest rate			28.00%
ClearThink Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Proceeds from convertible debt	$ 250,000
March 2025 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount									$ 108,696					$ 108,696																														$ 555,555
Cash proceeds received														$ 100,000
Original issue discount														8.00%
Interest accruing percentage														18.00%
Default interest rate														28.00%
Number of installments (in Installment) | Installment														9
Periodic principal payment														$ 1,630
Conversion price (in Dollars per share) | $ / shares																																		$ 160					$ 160			$ 160
Number of trading days (in tradingday) | tradingday																																		5
Effective price per share																																		75.00%								75.00%
Outstanding balance, percentage																																		110.00%								110.00%
Maximum value of shares agreed to be purchased																																		$ 2,000,000					$ 2,000,000			$ 2,000,000
Mandatorily prepayable upon change of control outstanding balance, percentage																																		120.00%								120.00%
Liquidated damages																																		$ 5,000					$ 5,000
Number of trading days | tradingday																																							10
Shares issued (in Shares) | shares																																		313					313
Gain (loss) on debt conversion																																							$ 238,020
Original discount																																		$ 8,696					8,696
Loss on extinguishment of debt																																							138,020			$ 138,020
Received on issuance																																							$ 100,000			100,000
Interest amount																																						0			0	23,350	$ 0
Fair value																																						0			0	179,703	0
Common stock issued shares (in Shares) | shares																																				1,250				1,250
Default interest expense																																										20,668
Accrued interest expense									44,017																																			$ 56,323
Rate for additional interest														18.00%
October 21, 2025 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount									108,696
Loss on extinguishment of debt									150,340
Accrued interest									44,017
Aggregate amount									$ 152,713
Aggregate shares (in Shares) | shares									4,009
Conversion rate per share (in Dollars per share) | $ / shares									$ 75.6
Shares issued									$ 303,053
April 2025 Promissory Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount												$ 70,431	$ 1,400
Note receivable with principal balance													$ 70,000
Interest rate													12.00%
Percentage of principal balance													2.00%
Interest rate increases percentage													24.00%
Percentage of overdue amount is assessed													5.00%
Convertible note differed by more than percent																																10.00%
Fair value gain (loss)																																$ 126,125
May 2025 Convertible Promissory Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount												216,871
Convertible note differed by more than percent																																10.00%
Convertible Note’s fair value																																$ 342,996
May 2025 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount												$ 216,871
Default interest rate												24.00%
Aggregate shares (in Shares) | shares					10,815
Conversion rate per share (in Dollars per share) | $ / shares					$ 27.68
Interest amount																																				$ 0		0		$ 0	0
Fair value					$ (12,239)																															(62,473)		0
Convertible Note’s fair value																																										361,821
Debt instrument, additional amount												$ 146,440
Annual fixed rate percentage												5.00%
Late fee equal percent												10.00%																				10.00%
Fair value amount					$ 311,586							$ 342,996																				$ 342,996
Principal amount increased										$ 62,500
October 2025 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount							$ 217,391	$ 201,000
Accrued interest							26,086
Total interest over entire loan maturity								$ 217,391
Common stock issued shares (in Shares) | shares								625
Purchase Agreement Period								12 months
Percentage of interest rate								18.00%
Interest Accrues Of Immediately Guaranteed Period								8 months
Debt instrument, outstanding percentage								100.00%
Percentage of outstanding balance								10.00%
Common stock at a price (in Dollars per share) | $ / shares								$ 38.4
Number of shares of the common stock outstanding percent								9.99%
Debt instrument conversion price percentage								75.00%
Debt Instrument, Periodic Payment							295,290
Default interest expense							$ 51,813
Vsee Note [Member] | Exchange Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount not exchangeable																													$ 600,000
IDoc Note [Member] | Exchange Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount not exchangeable																													600,000
Quantum Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount																													$ 3,000,000
Original issue discount																													7.00%
Default interest rate																									18.00%
Conversion price (in Dollars per share) | $ / shares																						$ 800	$ 800	$ 800	$ 800	$ 800	$ 800
Interest amount																																						0			540,000	1,197,203	185,671
Fair value																																				(15,608)		111,194		96,194	207,388	462,654	1,370,234
Convertible Note’s fair value																																				0				0		351,307	3,248,000
Annual fixed rate percentage																						12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Period of guaranteed interest payment																					18 months
Threshold percentage of lowest VWAP of common stock to determine conversion price																									85.00%
Threshold trading days over which the lowest VWAP of common stock is considered to determine conversion price (in tradingday)																										7	7
Threshold trading days over which the average daily VWAP of common stock is considered for reset of conversion price (in tradingday)																										3	3
Average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																								$ 800
Minimum average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																								$ 800
Minimum Notice Period For Redemption Of Notes																						10 days
Proceeds from convertible debt																							$ 2,700,000
Original issue discount																						$ 210,000	210,000	$ 210,000	$ 210,000	$ 210,000	$ 210,000
Financing cost																						$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000
Minimum percentage change to cash flow																					10.00%
Minimum percentage change to fair value																					10.00%
Common Stock, Capital Shares Reserved for Future Issuance (in Shares) | shares																																																6
Par value per share (in Dollars per share) | $ / shares																																																$ 0.0001
Interest expense											$ 3,380,000
Quantum Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount											3,000,000
Proceeds from convertible debt																																										0	2,700,000
Interest expense											$ 3,380,000
Outstanding principal balance increased to an annual rate											22.00%
October 2025 Quantum Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount																															3,000,000
Accrued interest																															1,196,203
Aggregate amount																															$ 4,196,203
Aggregate shares (in Shares) | shares																															55,000
Shares issued																															$ 4,936,550
Gain (loss) on change in fair value conversion																															739,797
May 2026 Quantum Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount				$ 399,364
Accrued interest				0
Aggregate amount				$ 399,364
Aggregate shares (in Shares) | shares				55,000
Shares issued				$ 4,936,550
Gain (loss) on change in fair value conversion				$ 122,358
September 2024 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount																$ 2,222,222	$ 2,222,222	$ 2,222,222	$ 2,222,222												2,222,222		$ 2,222,222
Cash proceeds received																$ 2,000,000
Original issue discount																10.00%	10.00%	10.00%	10.00%														10.00%
Default interest rate																		24.00%
Conversion price (in Dollars per share) | $ / shares																$ 160	$ 160	$ 160	$ 160														$ 160
Accrued interest																															$ 555,815
Convertible Note’s fair value																$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000														$ 2,000,000									0
Annual fixed rate percentage																15.00%	15.00%	15.00%	15.00%														15.00%
Total interest over entire loan maturity																$ 333,333	$ 333,333	$ 333,333	$ 333,333														$ 333,333
Accrued interest expense																																													$ 555,815
Debt conversion, fair value																																				958,791				958,791		958,791
Proceeds from convertible debt																																										0	2,000,000
Financing cost																																											95,000
Rate for additional interest																		10.00%
Cash payment fee percentage																		5.00%
Warrants issued during period (in Shares) | shares																	9,259
Exercise price of warrants (in Dollars per share) | $ / shares																$ 180	$ 180	$ 180	$ 180														$ 180
Warrants and commitment shares issued (in Shares) | shares																	1,250
Debt issuance costs expensed																$ 95,000
Shares of common stock conversion (in Shares) | shares																															46,234
September Notes [Member]
Convertible notes, at fair value (Details) [Line Items]
Interest amount																																										629,592
Fair value																																						$ 346,141			$ 824,875
Convertible Note’s fair value																																											2,094,000
ADI Funding Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount			$ 271,739
Original issue discount			8.00%
Number of trading days			10
Fair value																																				7,242				7,242
Convertible Note’s fair value			$ 250,000																																	257,242				257,242		0
Proceeds from convertible debt			250,000
Original issue discount			21,739
Debt issuance costs expensed			$ 21,739
Bears interest rate percent			18.00%
Redemption price equal percentage			110.00%
Outstanding principal percent			120.00%
Common stock at a conversion price equal percent			80.00%
Beneficial ownership			4.99%
ClearThink Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount	$ 33,600
Conversion price (in Dollars per share) | $ / shares	$ 0.8
Fair value																																				0				0
Convertible Note’s fair value	$ 250,000																																			250,000				250,000		0
Original issue discount	30,000
Debt issuance costs expensed	$ 25,000
Outstanding principal percent	120.00%
Beneficial ownership	4.99%
Unsecured promissory note	$ 280,000
Interest charge percent	12.00%
Conversion price is equal percent	85.00%
Vanquish Funding Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount		$ 295,550
Fair value																																				0				0
Convertible Note’s fair value																																				$ 250,000				$ 250,000		0
Original issue discount		$ 38,550
Bears interest rate percent		12.00%
Outstanding principal percent		150.00%
Common stock at a conversion price equal percent		75.00%
Beneficial ownership		4.99%
Net proceeds		$ 250,000
Transaction-related fees payable		7,000
Due payable		$ 35,466
Convertible Note payable Description		Convertible Note are payable in five installments consisting of an initial payment of $165,508 due on December 15, 2026, followed by four monthly payments of $41,377 due on January 15, 2027, February 15, 2027, March 15, 2027 and April 15, 2027
Prepayment percentage		95.00%
Amount payable		$ 2,500
Due diligence fee		$ 4,500
Equity Line Of Credit [Member]
Convertible notes, at fair value (Details) [Line Items]
Maximum value of shares agreed to be purchased																													$ 50,000,000
Loss on extinguishment of debt																																										$ 42
Convertible Note’s fair value																												$ 694,512															79,500
Fair value amount																																															$ 0
Proceeds from convertible debt																																			$ 760,000								760,000
Period to purchase the shares agreed																													36 months
Period agreed to file a resale registration statement																													45 days
Period within which registration statement shall be declared effective																													30 days
Maximum consecutive days for suspension for use of resale registration statement																													90 days
Maximum calendar year days for suspension for use of resale registration statement																													120 days
Equity Line Of Credit [Member] | If stock Price Drops Below 2 Dollars [Member]
Convertible notes, at fair value (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 160
Home Equity Line of Credit [Member]
Convertible notes, at fair value (Details) [Line Items]
Fair value amount																																											$ 80,000				$ 0
Common Stock [Member]
Convertible notes, at fair value (Details) [Line Items]
Shares issued (in Shares) | shares																																		205,278		695,998	591,243	205,285	205,278	695,998	205,285	414,914	203,715						57,996
Shares issued																																								$ 3,732,827		$ 3,732,827	$ 66,750
Common stock issued shares (in Shares) | shares																																				104,755		6		104,755	6	211,199
Warrants and commitment shares issued (in Shares) | shares																																											1,250
Debt Instrument, Redemption, Period One [Member] | September 2024 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Number of installments (in Installment) | Installment																			18
Periodic principal payment																18,519
Debt Instrument, Redemption, Period Two [Member] | September 2024 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Number of installments (in Installment)																		12	12
Periodic principal payment																$ 185,185
Bridge Securities Purchase Agreement [Member]
Convertible notes, at fair value (Details) [Line Items]
Original issue discount																																																		10.00%
Bridge Securities Purchase Agreement [Member] | Bridge Notes [Member] | Exchange Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Original issue discount																																																		10.00%
Bridge Securities Purchase Agreement [Member] | Bridge Investor [Member] | Bridge Notes [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount																																																		$ 2,222,222
Bridge Securities Purchase Agreement [Member] | Bridge Investor [Member] | Bridge Notes [Member] | Exchange Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount																																																		$ 2,222,222
Bridge Exchange Agreement [Member] | Bridge Investor [Member] | Exchange Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Principal amount																													$ 2,523,744
Quantum Financing Purchase Agreement [Member]
Convertible notes, at fair value (Details) [Line Items]
Interest amount																																				$ 11,243				$ 11,243
September 2024 Security Purchase Agreement [Member]
Convertible notes, at fair value (Details) [Line Items]
Interest amount																																				$ 58,333				$ 116,667
Minimum [Member] | Quantum Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Minimum average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																								$ 160
Minimum [Member] | September 2024 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Debt conversion rates (in Dollars per share) | $ / shares																															$ 56
Maximum [Member] | September 2024 Convertible Note [Member]
Convertible notes, at fair value (Details) [Line Items]
Debt conversion rates (in Dollars per share) | $ / shares																															$ 110.4